Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	2.21%	1.01%
U.S. Treasury notes, 0.375%, 04/30/2016 [Member]
Investment Holdings [Line Items]
Face Amount	$ 41,750,000
Fair Value as a % of Partners' Capital	24.84%
Fair Value	$ 41,746,738
U.S. Treasury notes, 0.250%, 05/15/2016 [Member]
Investment Holdings [Line Items]
Face Amount	$ 32,240,000
Fair Value as a % of Partners' Capital	19.17%
Fair Value	$ 32,221,739
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Investment Holdings [Line Items]
Face Amount	$ 43,140,000
Fair Value as a % of Partners' Capital	25.68%
Fair Value	$ 43,151,796
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Investment Holdings [Line Items]
Face Amount	$ 31,730,000
Fair Value as a % of Partners' Capital	18.91%
Fair Value	$ 31,773,381
U.S. Treasury Notes, 0.375%, 03/15/2015 [Member]
Investment Holdings [Line Items]
Face Amount		$ 41,750,000
Fair Value as a % of Partners' Capital		25.77%
Fair Value		$ 41,780,171
U.S. Treasury Notes, 0.250%, 05/15/2015 [Member]
Investment Holdings [Line Items]
Face Amount		$ 27,240,000
Fair Value as a % of Partners' Capital		16.81%
Fair Value		$ 27,260,217
U.S. Treasury notes, 0.250%, 07/15/2015 [Member]
Investment Holdings [Line Items]
Face Amount		$ 43,140,000
Fair Value as a % of Partners' Capital		26.63%
Fair Value		$ 43,170,333
U.S. Treasury notes, 0.250%, 09/15/2015 [Member]
Investment Holdings [Line Items]
Face Amount		$ 26,730,000
Fair Value as a % of Partners' Capital		16.50%
Fair Value		$ 26,742,008
U.S. Treasury Notes [Member]
Investment Holdings [Line Items]
Face Amount
Fair Value as a % of Partners' Capital	88.60%	85.71%
Fair Value	$ 148,893,654	$ 138,952,729